Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Payables and Accruals [Abstract]
Payroll and related expenses payable	$ 1,962	$ 749
Other tax payables	1,364	989
Other refundable deposits received	2,294
Payable for acquisition of subsidiaries	38,939
Interest expense payable	365	496
Accruals and other payables	3,455	3,880
Other payables and accruals	$ 48,379	$ 6,114